Long-term Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term Debt
5. Long-term Debt
Long-term debt consists of the following:

	As of December 31, 2021	As of June 30, 2022	Margin
Term loan
Issued in November 2021 maturing in November 2026	$28,000,000	$25,598,000	1.95%
Total long-term debt	28,000,000	25,598,000

Less: Deferred finance charges	163,413	133,943

Total long-term debt, net	27,836,587	25,464,057

Less: Current portion of long-term debt	4,804,000	4,804,000

Add: Current portion of deferred loan and financing arrangements issuance costs	56,384	50,202

Long-term debt, net	$23,088,971	$20,710,259

Details of the Company’s term loan are discussed in Note 5 of the 2021 Consolidated Financial Statements.
During the
six-month
period ended June 30, 2022 the Company repaid the amount of $2,402,000 in line with the amortization schedule of its term loan.
As of June 30, 2022 and December 31, 2021, the Company was in compliance with all financial debt covenants.
As of June 30, 2022, there were no undrawn amounts under the Company’s term loan.
For the
six-month
periods ended June 30, 2021 and 2022 interest expense amounted to nil and $362,365, respectively, and the weighted average interest rate of the Company’s term loan was nil and 1.45%, respectively.